Company organization and operations:	9 Months Ended
Dec. 31, 2011
Company organization and operations:
Company organization and operations:
1.	Company organization and operations:

Westport Innovations Inc. (the “Company”) was incorporated under the Business Corporations Act (Alberta) on March 20, 1995.

The Company is a provider of high-performance, low-emission engine and fuel system technologies utilizing gaseous fuels. Its technology and products enable light (<5.9-litre), medium (5.9- to 8.9-litre), heavy-duty (11- to 16-litre) and high horsepower (>16-litre) petroleum-based fuel engines to use primarily natural gas, giving users a cleaner, more plentiful and generally less expensive alternative fuel.

The Company is focused on developing technology to enable more environmentally sustainable engines without compromising the performance, fuel economy, durability, and reliability of diesel engines. The substitution of natural gas for petroleum-based fuel drives a significant reduction in harmful combustion emissions, such as nitrogen oxides, particulate matter and greenhouse gas, in addition to providing an abundant, relatively inexpensive alternative fuel. Its systems can be used to enable combustion engines to use gaseous fuels, such as natural gas, propane, or hydrogen. Its research and development effort and investment have resulted in a substantial patent portfolio that serves as the foundation for its differentiated technology offerings and competitive advantage.

The Company has a joint venture interest in Cummins Westport Inc. (“CWI”), a joint venture with Cummins Inc. (“Cummins”), formed in 2001 (note 21 (a)). CWI develops, supports and markets a comprehensive product line of on highway low-emission, high performance engines and ancillary products using proprietary intellectual property.

On July 2, 2010, the Company acquired, through its wholly owned subsidiary, Juniper Engines Italy S.r.l., 100% of the outstanding shares of OMVL S.p.A. (“OMVL”), including its 51% interest in Westport Light Duty Canada Inc. (previously named “Juniper Engines Inc.”, from Società Italiana Tecnomeccanica La Precisa S.p.A. and Sit International B.V (note 4(c)). OMVL is based in Pernumia, Italy and designs, manufactures and markets complete fuelling systems for new vehicles and the aftermarket conversion of engines from gasoline to compressed natural gas and liquefied petroleum gas.

On July 1, 2011, the Company acquired, through its wholly owned subsidiary, Juniper Engines Italy S.r.l., 100% of the outstanding shares of Emer S.p.A. (“Emer”), from Venice S.p.A. (note 4(a)). Based in Brescia, Italy, Emer is a fuel system provider in the compressed natural gas (“CNG”) and liquefied petroleum gas (“LPG”) industry.

On October 12, 2011, the Company acquired, through its wholly owned subsidiary, Westport Light Duty Inc., 100% of the outstanding shares of Alternative Fuel Vehicle Sweden AB (“AFV”) (note 4(b)). Based in Gothenburg, Sweden, AFV is the sole supplier of natural gas fuel systems to Volvo Car Company.

These consolidated financial statements have been presented on a going concern basis, which assumes the realization of assets and the settlement of liabilities in the normal course of operations. To date, the Company has financed its operations primarily by equity and debt financing, sale of investments, its share of operating cash flows from CWI, operating cash flows from its wholly owned subsidiaries, and margins on the sale of products and parts. If the Company does not have sufficient funding from internal or external sources, it may be required to delay, reduce or eliminate certain research and development programs and forego acquisition of certain equipment. The future operations of the Company are dependent upon its ability to produce, distribute and sell an economically viable product to attain profitable operations.